ACCOUNTS PAYABLE, ACCRUALS AND OTHER CURRENT LIABILITIES	12 Months Ended
Mar. 31, 2025
Payables and Accruals [Abstract]
ACCOUNTS PAYABLE, ACCRUALS AND OTHER CURRENT LIABILITIES

10. ACCOUNTS PAYABLE, ACCRUALS AND OTHER CURRENT LIABILITIES

Accounts payable, accruals and other current liabilities consists of the following:

	As of March 31,
	2024	2025
	USD	USD

Accounts payable	2,044,729	760,164
Retention payable	6,074	14,422
Accrued expenses and other payables	241,305	827,508
	2,292,108	1,602,094
Accounts payable – related parties	279,498	-
	2,571,606	1,602,094